NONCONTROLLING INTERESTS (Details 2) (CAD)	1 Months Ended		12 Months Ended
	Dec. 31, 2012	Oct. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
REDEEMABLE NONCONTROLLING INTERESTS
Balance at beginning of year			1,000,000,000	640,000,000	362,000,000
Loss			(24,000,000)	(12,000,000)	(9,000,000)
Other comprehensive income/(loss), Change in unrealized gains/(loss) on cash flow hedges, net of tax			4,000,000	(1,000,000)	(3,000,000)
Comprehensive loss			(20,000,000)	(13,000,000)	(12,000,000)
Distributions to unitholders			(72,000,000)	(49,000,000)	(33,000,000)
Contributions from unitholders			92,000,000	225,000,000	170,000,000
Redemption value adjustment			53,000,000	197,000,000	153,000,000
Balance at end of year	1,000,000,000		1,053,000,000	1,000,000,000	640,000,000
Additional disclosure
Ownership interest percentage held by noncontrolling owners	67.70%		68.60%	67.70%	64.60%
Fund acquired businesses from a wholly-owned subsidiary of the entity, consideration paid	1,200,000,000	1,200,000,000